Deferred Finance Costs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Bond Premium Amortization Income	$ 435	$ 334
Deferred Fees Written Off	$ 0	$ 935